Accounting Policies and Estimates (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014 Agency	Dec. 31, 2013
Accounting Policies and Estimates (Textual)
FDIC Insured	$ 250,000
Uninsured FDIC Insured	5,894,107
Balance of bad debt provision	19,084	19,084
Amount credited to bad debt provision		19,084
Selling, general and administrative expenses	309,747	194,222
Number of reportable segments	1
Estimated useful life of license agreement	20 years
Number of government agencies involve in research contracts	2
Number of financial institutions to maintain cash deposit	2
Legal settlements accuals	$ 115,273